Related Party Transactions (Details) - Schedule of Loans Granted to Related Parties - CNY (¥) ¥ in Thousands		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Related Party Transaction [Line Items]
Loans granted to related parties		¥ 4,761	¥ 2,820	¥ 38,115
Shanghai Guangcheng Information [Member]
Related Party Transaction [Line Items]
Loans granted to related parties	[1]			33,395
Wuhan Chunzhijin [Member]
Related Party Transaction [Line Items]
Loans granted to related parties	[2]	4,761	2,720	2,600
MERCHANT TYCOON LIMITED [Member]
Related Party Transaction [Line Items]
Loans granted to related parties			100
Yingzhi (Lisa) Tang [Member]
Related Party Transaction [Line Items]
Loans granted to related parties				1,750
Lijun Zhou [Member]
Related Party Transaction [Line Items]
Loans granted to related parties				300
Yan Jiang [Member]
Related Party Transaction [Line Items]
Loans granted to related parties				¥ 70

[1]	In April 2021, the Company granted Shanghai Guangcheng Information a short-term loan with a total principal amount of RMB33.4 million (equivalent to USD5 million), bearing an interest rate of 3.5% per annum. The loan was fully repaid by March 31, 2022.
[2]	The Company entered into a loan agreement with Wuhan Chunzhijin to provide Wuhan Chunzhijin with an interest-free loan of up to RMB10 million, which will be repaid on demand. In March 2023, the company converted RMB3.4 million loan to Wuhan Chunzhijin into equity interest. (Detail refer to Note 11).